Supplemental Information On Oil And Gas Exploration And Production Activities (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Information On Oil And Gas Exploration And Production Activities [Abstract]
Capitalized Costs Related To Oil And Gas Producing Activities

	December 31,
	2013	2012
	(in thousands)
Proven properties	$ 25,335	$ 6,183
Unproven properties	30,810	24,083
Total	56,145	30,266
Less accumulated depreciation, depletion and amortization	(2,703)	(96)
Net	$ 53,442	$ 30,170

Costs Incurred In Oil And Gas Property Acquisition And Development Activities

	Year Ended December 31,
	2013	2012	2011
	(in thousands)
Acquisition	$ 7,857	$ 5,073	$ 19,874
Development of proved undeveloped properties	18,022	5,319	-
Exploratory	-	-	-
Total	$ 25,879	$ 10,392	$ 19,874

Results Of Operations For Producing Activities

	Year Ended December 31,
	2013	2012	2011
	(in thousands, except per BOE amounts)
Revenues	$ 5,626	$ 248	$ -
Production costs	(1,288)	(63)	-
Depletion	(2,607)	(96)	-
Results of operations from producing activities	$ 1,731	$ 89	$ -
Depletion per barrel of oil equivalent (BOE)	$ 15.91	$ 16.73	$ -